Supplemental Financial Statement Data	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Supplemental Financial Statement Data
Note 5. Supplemental Financial Statement Data
Goodwill
The following table provides a summary of goodwill activity for the period presented:

(in millions)
Balance at June 28, 2024	$7,207
Divestiture (1)	(382)

Balance at December 27, 2024	$6,825

(1)	On September 28, 2024, the Company sold its majority interest in a subsidiary. See further discussion in Part 1, Item 1, Note 9, Related Parties and Related Commitments and Contingencies .
Goodwill attributed to the Company represents the historical goodwill balances in WDC’s business arising from acquisitions specific to the Company.
The Company determined that its single operating segment was also its single reporting unit. Goodwill is not amortized. Instead, it is tested for impairment annually as of the beginning of the Company’s fourth quarter or more frequently if events or changes in circumstances indicate that goodwill may be impaired. The Company uses qualitative factors to determine whether goodwill is more likely than not impaired and whether a quantitative test for impairment is considered necessary. If the Company concludes from the qualitative assessment that goodwill is more likely than not impaired, the Company is required to perform a quantitative approach to determine the amount of impairment.
The Company is required to use judgment when assessing goodwill for impairment, including evaluating the impact of industry and macroeconomic conditions and the determination of the fair value of the reporting unit. In addition, the estimates and assumptions used to determine the fair value as well as the actual carrying value may change based on future changes in the Company’s results of operations, macroeconomic conditions or other factors. Changes in these estimates and assumptions could materially affect the Company’s assessment of the fair value and goodwill impairment. In addition, if negative macroeconomic conditions continue or worsen, goodwill could become impaired, which could result in an impairment charge and materially adversely affect the Company’s financial condition and results of operations.
For the six months ended December 29, 2023, there were
no
impairment charges recorded. In the six months ended December 27, 2024, the Company identified macroeconomic conditions and other qualitative factors indicating a potential impairment of goodwill at December 27, 2024. The Company conducted a quantitative analysis of the fair value of its sole reporting unit to determine the existence and magnitude of any potential goodwill impairment. The quantitative analysis employed a weighted valuation model, assessing the fair value of the reporting unit using both income and market approaches.
The income approach valued the projected discounted cash flows that are expected to be generated by the Company’s reporting unit and required judgments and estimates surrounding general economic conditions and company-specific performance inputs such as revenue growth rates, gross margins, operating costs, capital expenditures, assumed tax rates and other assumptions deemed reasonable by management. The market approach valued the reporting unit based upon financial performance and market multiples of comparable public companies, including consideration of a control premium representing the estimated amount a market participant would pay to obtain a controlling interest in the Company. After completion of the quantitative analysis, the Company determined that the fair value of its reporting unit exceeded its carrying value by 12%, resulting in no impairment charges recorded in the three and six months ended December 27, 2024. See Note 15,
Subsequent Events
, for information about a potential impairment of goodwill for the three months end ed
 March 28, 2025.
Accounts receivable, net
From time to time, in connection with factoring agreements, WDC sells certain of our trade accounts receivable without recourse to third-party purchasers in exchange for cash. During the six months ended December 27, 2024, there were no trade accounts receivable of the Company sold by WDC. During the six months ended December 29, 2023, WDC sold trade accounts receivable of the Company and received cash proceeds of $272 million. The discounts on the trade accounts receivable sold during the period were not material and were recorded within Other expense, net in the Condensed Combined Statements of Operations. There were no factored receivables outstanding as of December 27, 2024 and June 28, 2024.
Inventories

	December 27, 2024	June 28, 2024
	(in millions)
Inventories:
Raw materials and component parts	$1,661	$1,398
Work-in-process	208	237
Finished goods	303	320

Total inventories	$2,172	$1,955

Property, plant and equipment, net

	December 27, 2024	June 28, 2024
	(in millions)
Property, plant and equipment:
Land	$10	$10
Machinery and equipment	1,463	2,340
Buildings and improvements	280	397
Computer equipment and software	153	123
Furniture and fixtures	18	16
Construction-in-process	114	108

Property, plant and equipment, gross	2,038	2,994
Accumulated depreciation	(1,459)	(2,203)

Property, plant and equipment, net	$579	$791

Product warranty liability
Changes in the warranty accrual were as follows:

	Six Months Ended
	December 27, 2024	December 29, 2023
	(in millions)
Warranty accrual, beginning of period	$48	$42
Charges to operations	9	15
Utilization	(17)	(17)
Changes in estimate related to pre-existing warranties	4	3

Warranty accrual, end of period	$44	$43

The current portion of the warranty accrual was classified in Accrued expenses and the long-term portion was classified in Other liabilities as noted below:

	December 27, 2024	June 28, 2024
	(in millions)
Warranty accrual:
Current portion	$22	$27
Long-term portion	22	21

Total warranty accrual	$44	$48

Other liabilities

	December 27, 2024	June 28, 2024
	(in millions)
Other liabilities:
Non-current lease liability	$179	$171
Non-current net tax payable	66	56
Other non-current liabilities	62	59

Total other liabilities	$307	$286

Accumulated other comprehensive loss
Accumulated other comprehensive loss (“AOCL”), net of tax, refers to expenses, gains, and losses that are recorded as an element of equity but are excluded from net income. The components of AOCL were as follows:

	Foreign Currency Translation Adjustment	Unrealized Income (Losses) on Derivative Contracts	Total Accumulated Comprehensive Loss
	(in millions)
Balance at June 28, 2024	$(208)	$(244)	$(452)
Other comprehensive income (loss)	(35)	74	39
Income tax expense related to items of other comprehensive income	—	(15)	(15)

Net current-period other comprehensive income (loss)	(35)	59	24
Net transfer to Parent	—	(6)	(6)

Balance at December 27, 2024	$(243)	$(191)	$(434)

During the six months ended December 27, 2024, the amounts reclassified out of AOCL were losses related to foreign exchange contracts, substantially all of which were charged to Cost of revenue in the Condensed Combined Statements of Operations.
As of December 27, 2024, substantially all existing net losses related to cash flow hedges recorded in AOCL are expected to be reclassified to earnings within the next twelve months.

The Flash Business of Western Digital Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Supplemental Financial Statement Data
Note 5. Supplemental Financial Statement Data
Goodwill
The following table provides a summary of goodwill activity for the periods presented:

(in millions)
Balance at July 2, 2021	$7,912
Reduction in goodwill in connection with disposition of business	(14)
Foreign currency translation adjustment	(11)

Balance at July 1, 2022	7,887
Impairment	(671)
Foreign currency translation adjustment	(4)

Balance at June 30, 2023	7,212
Foreign currency translation adjustment	(5)

Balance at June 28, 2024	$7,207

The Business determined that its single operating segment was also its single reporting unit. Goodwill is not amortized. Instead, it is tested for impairment annually as of the beginning of the Business’s fourth quarter, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. The Business uses qualitative factors to determine whether goodwill is more-likely-than-not
impaired and whether a quantitative test for impairment is considered necessary. If the Business concludes from the qualitative assessment that goodwill is more-likely-than-not-impaired,
the Business is required to perform a quantitative approach to determine the amount of impairment.
Management did not identify any impairment indicators as of June 28, 2024 and did not incur any goodwill impairment charges for 2024. During fiscal year 2023, management identified several factors, including changes in industry and macroeconomic conditions, that warranted a quantitative analysis of impairment for the Business. The fair value of the operating segment was based on a weighting of two valuation methodologies: an income approach and a market approach.
The income approach was based on the present value of the projected discounted cash flows (“DCF”) expected to be generated by the operating segment. Those projections required the use of significant estimates and assumptions specific to the reporting unit as well as those based on general economic conditions, which included, among other factors, revenue growth rates, gross margins, operating costs, capital expenditures, assumed tax rates and other assumptions deemed reasonable by management. The present value was based on applying a weighted average cost of capital (“WACC”) which considered long-term interest rates and cost of equity based on the Business’s risk profile.
The market approach was based on a guideline Business method, which analyzed market multiples of revenue for a group of comparable public companies.
The Business reconciled the aggregated estimated fair value of the operating segment to our Parent’s market capitalization, including consideration of a control premium representing the estimated amount a market participant would pay to obtain a controlling interest in the Business.
Management determined that the carrying value of the reporting unit exceeded its fair value as derived from the valuation methodologies described above, resulting in recognition of a $671 million impairment charge for the fiscal year ended June 30, 2023.
The Business is required to use judgment when assessing goodwill for impairment, including evaluating the impact of industry and macroeconomic conditions and the determination of the fair value of the reporting unit. In addition, the estimates used to determine the fair value of the reporting unit as well as the actual carrying value may change based on future changes in the Business’s results of operations, macroeconomic conditions or other factors. Changes in these estimates could materially affect the Business’s assessment of the fair value and goodwill impairment. In addition, if negative macroeconomic conditions continue or worsen, goodwill could become further impaired, which could result in an additional impairment charge and materially adversely affect the Business’s financial condition and results of operations.
In May 2022, the Business decided to exit its
RISC-V
development operations and completed the sale of a portion of the business for $25 million. The sale of this business included the transfer of a small number of employees and an immaterial amount of other tangible and intangible assets as well as goodwill. The transaction resulted in a gain of approximately $9 million recorded in employee termination, asset impairment and other charges in the Combined Statements of Operations for the fiscal year ended July 1, 2022. The revenues and expenses related to this business were not material to the Combined Financial Statements and did not qualify to be reported as a discontinued operation. The operating results of this business have been reflected in the Business’s results from continuing operations in the Combined Statements of Operations through the date of disposition.
Accounts receivable, net
From time to time, in connection with factoring agreements, our Parent sells certain of our trade accounts receivable without recourse to third-party purchasers in exchange for cash. In 2024, 2023 and 2022 the Parent sold trade accounts receivable of the Business and received cash proceeds of $339 million, $370 million and $103 million, respectively. The discounts on the trade accounts receivable sold during the periods were not material and were recorded within other income (expense), net in the Combined Statements of Operations. No factored receivables were outstanding as of June 28, 2024, and $70 million of factored receivables remained outstanding as of June 30, 2023.
Inventories

	June 28, 2024	June 30, 2023
	(in millions)
Inventories:
Raw materials and component parts	$1,398	$1,754
Work-in-process	237	182
Finished goods	320	333

Total inventories	$1,955	$2,269

Property, plant and equipment, net

	June 28, 2024	June 30, 2023
	(in millions)
Property, plant and equipment:
Land	$10	$35
Buildings and improvements	397	479
Machinery and equipment	2,340	2,280
Computer equipment and software	123	121
Furniture and fixtures	16	15
Construction-in-process	108	86

Property, plant and equipment, gross	2,994	3,016
Accumulated depreciation	(2,203)	(2,083)

Property, plant and equipment, net	$791	$933

Depreciation expense for property, plant and equipment totaled $224 million, $315 million and $306 million in 2024, 2023 and 2022, respectively.

Intangible assets
Intangibles are amortized over the estimated useful life based on the pattern in which the economic benefits are expected to be received. As of June 28, 2024 and June 30, 2023, all finite-lived intangible assets were fully amortized. During 2024, 2023 and 2022, the Business did not record any impairment charges related to finite-lived intangible assets.
Intangible asset amortization was as follows:

	2024	2023	2022
	(in millions)
Intangible asset amortization	$—	$133	$219
Product warranty liability
Changes in the warranty accrual were as follows:

	2024	2023	2022
	(in millions)
Warranty accrual, beginning of period	$42	$52	$48
Charges to operations	28	30	35
Utilization	(34)	(26)	(19)
Changes in estimate related to pre-existing warranties	12	(14)	(12)

Warranty accrual, end of period	$48	$42	$52

The current portion of the warranty accrual is classified in accrued expenses and the long-term portion is classified in other liabilities as noted below:

	2024	2023
	(in millions)
Warranty accrual:
Current portion (included in Accrued expenses)	$27	$23
Long-term portion (included in Other liabilities)	21	19

Total warranty accrual	$48	$42

Other liabilities
Other liabilities are as follows:

	2024	2023
	(in millions)
Other liabilities:
Non-current net tax payable	$56	$30
Long-term lease liability	171	88
Other non-current liabilities	59	61

Total other liabilities	$286	$179

Accumulated other comprehensive loss
Accumulated other comprehensive loss (“AOCL”), net of tax refers to expenses, gains and losses that are recorded as an element of equity but are excluded from net income (loss). The following table illustrates the changes in the balances of each component of AOCL:

	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) on Derivative Contracts	Total Accumulated Comprehensive Loss
	(in millions)
Balance at July 1, 2022	(130)	(277)	(407)
Other comprehensive income (loss)	(35)	128	93
Income tax expense related to items of other comprehensive income (loss)	—	(29)	(29)

Net current-period other comprehensive income (loss)	(35)	99	64

Balance at June 30, 2023	(165)	(178)	(343)
Other comprehensive loss	(43)	(87)	(130)
Income tax benefit related to items of other comprehensive loss	—	21	21

Net current-period other comprehensive loss	(43)	(66)	(109)

Balance at June 28, 2024	$(208)	$(244)	$(452)